Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000081186 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000081186 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000081186 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000081186 | SectorMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000081186 | SectorSemiconductors
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000081186 | SectorOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000081186 | SectorMining
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000081186 | SectorAerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000081186 | SectorAuto Parts & Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000081186 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000081186 | SectorElectric
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000081186 | SectorAgriculture
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000081186 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000081186 | SectorBeverages
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000081186 | SectorAssets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(8.70%)
C000216698 | SectorEquity Fund
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000216698 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000216698 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000216699 | SectorEquity Fund
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000216699 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000216699 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000201033 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000201033 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	82.90%
C000201033 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	119.60%
C000201033 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	(16.30%)
C000201033 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	(12.10%)
C000201033 | SectorComputers
Holdings [Line Items]
Percent of Net Asset Value	(11.00%)
C000201033 | SectorRetail
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)
C000201033 | SectorFood
Holdings [Line Items]
Percent of Net Asset Value	(6.90%)
C000201033 | SectorHealthcare - Products
Holdings [Line Items]
Percent of Net Asset Value	(6.20%)
C000201033 | SectorInternet
Holdings [Line Items]
Percent of Net Asset Value	(5.70%)
C000201033 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
C000201033 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000201033 | SectorPackaging & Containers
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000201033 | SectorHome Builders
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000201033 | SectorDistribution/Wholesale
Holdings [Line Items]
Percent of Net Asset Value	(22.00%)
C000173320 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000173320 | SectorAerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000173320 | SectorAuto Parts & Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000173320 | SectorAssets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000173320 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000173320 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000173320 | SectorComputers
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000173320 | SectorRetail
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000173320 | SectorFood
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000173320 | SectorHealthcare - Products
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000173320 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000173320 | SectorEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000173320 | SectorElectronics
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000173320 | SectorMetal Fabricate/Hardware
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000173320 | SectorWater
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000227805 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000227805 | SectorMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227805 | SectorSemiconductors
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000227805 | SectorAerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227805 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000227805 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000227805 | SectorAssets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000227805 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000227805 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000227805 | SectorComputers
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000227805 | SectorRetail
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000227805 | SectorInternet
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000227805 | SectorEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000227805 | SectorElectronics
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000227805 | SectorMachinery - Construction & Mining
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000226855 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000226855 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000226855 | SectorInternet
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000226855 | SectorOil & Gas Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000226855 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000226855 | SectorLeisure Time
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000226855 | SectorLodging
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000226855 | SectorREITS
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000256704 | SectorAerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000256704 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000256704 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000256704 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000256704 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000256704 | SectorEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000256704 | SectorElectronics
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000256704 | SectorMachinery - Construction & Mining
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000256704 | SectorREITS
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000256704 | SectorElectrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000099071 | SectorSemiconductors
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000099071 | SectorOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000099071 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000099071 | SectorAssets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000099071 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000099071 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000099071 | SectorComputers
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000099071 | SectorRetail
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000099071 | SectorInternet
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000099071 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000099071 | SectorHome Builders
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099071 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000099071 | SectorLodging
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000099071 | SectorHealthcare - Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000099071 | SectorMiscellaneous Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000237353 | SectorEquity Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000237353 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237353 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000227806 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000227806 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000227806 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000227806 | SectorHealthcare - Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227806 | SectorBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	59.30%
C000211119 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000211119 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000211119 | Agriculture
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000211119 | Distributors
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000211119 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000211119 | Household & Personal Products
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000211119 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000215439 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000215439 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	68.40%
C000215439 | Agriculture
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000215439 | Household & Personal Products
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215439 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000223023 | SectorEquity Fund
Holdings [Line Items]
Percent of Net Asset Value	79.80%
C000223023 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000223023 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(17.70%)
C000223023 | SectorCommodity Fund
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000092409 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	(8.70%)
C000092409 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000092409 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)
C000092409 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	62.60%
C000092409 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	131.70%
C000092409 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	(12.90%)
C000092409 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	(19.80%)
C000092409 | SectorRetail
Holdings [Line Items]
Percent of Net Asset Value	(11.70%)
C000092409 | SectorInternet
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000092409 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
C000092409 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
C000092409 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000092409 | SectorREITS
Holdings [Line Items]
Percent of Net Asset Value	(9.40%)
C000092409 | SectorHealthcare - Services
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000092409 | SectorVenture Capital
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
C000105934 | SectorEquity Fund
Holdings [Line Items]
Percent of Net Asset Value	68.30%
C000105934 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000105934 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
C000105934 | SectorCommodity Fund
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000105934 | SectorWritten Call Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000105934 | SectorPurchased Put Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000105934 | SectorDebt Fund
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000194564 | SectorSemiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000194564 | SectorAgriculture
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000194564 | SectorBeverages
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000194564 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000194564 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(5.50%)
C000194564 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000194564 | SectorRetail
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000194564 | SectorFood
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000194564 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000194564 | SectorLodging
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000194564 | SectorREITS
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000194564 | SectorEnergy - Alternate Sources
Holdings [Line Items]
Percent of Net Asset Value	5.30%

[1]	Less than 0.05%.
[2]	Less than 0.05%.